ORGANIZATION (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jul. 27, 2018	Dec. 31, 2021 CNY (¥) subsidiary	Dec. 31, 2021 USD ($) subsidiary	Dec. 31, 2020 CNY (¥)
Disclosure of Organization [Line Items]
Assets		¥ 12,312,490	$ 1,932,099	¥ 9,322,399
VIE
Disclosure of Organization [Line Items]
Assets		¥ 6,293	$ 988	¥ 59,486
Ms. Jenny Zhiya Qian
Disclosure of Organization [Line Items]
Percentage of direct or indirect ownership by the Company in variable interest entities		83.33%
Mr. Min Chen
Disclosure of Organization [Line Items]
Percentage of direct or indirect ownership by the Company in variable interest entities		16.67%
Luckin BVI
Disclosure of Organization [Line Items]
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Luckin HK
Disclosure of Organization [Line Items]
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Luckin Roasting
Disclosure of Organization [Line Items]
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Luckin Roastery
Disclosure of Organization [Line Items]
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Beijing WFOE | Beijing WFOE
Disclosure of Organization [Line Items]
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Luckin TJ
Disclosure of Organization [Line Items]
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Luckin China
Disclosure of Organization [Line Items]
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Luckin Coffee Roasting (Xiamen) Co., Ltd
Disclosure of Organization [Line Items]
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Luckin Coffee Roasting (Pingnan) Co., Ltd
Disclosure of Organization [Line Items]
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Luckin Coffee Food (Xiamen) Co., Ltd.
Disclosure of Organization [Line Items]
Percentage of direct or indirect ownership by the Company in subsidiaries		100.00%	100.00%
Luckin China
Disclosure of Organization [Line Items]
Number of subsidiaries		87	87
Luckin China | Beijing WFOE
Disclosure of Organization [Line Items]
Percentage of equity interest in subsidiaries transferred	100.00%
Luckin TJ
Disclosure of Organization [Line Items]
Number of subsidiaries		1	1
Beijing WFOE and VIE
Disclosure of Organization [Line Items]
Percentage fees to be paid from the consolidated net profits		100.00%